Compensation Plans (Narrative) (Details)	12 Months Ended												12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Operating Expense [Member] USD ($)	Dec. 31, 2011 Operating Expense [Member] USD ($)	Dec. 31, 2010 Operating Expense [Member] USD ($)	Dec. 31, 2012 General and Administrative Expense [Member] USD ($)	Dec. 31, 2011 General and Administrative Expense [Member] USD ($)	Dec. 31, 2010 General and Administrative Expense [Member] USD ($)	Dec. 31, 2012 Performance Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2012 Performance Share Units [Member]	Dec. 31, 2012 Deferred Share Units [Member]	Dec. 31, 2012 Restricted Share Units [Member]	Dec. 31, 2012 Restricted Cash Plan [Member]	Dec. 31, 2012 Maximum [Member] Deferred Share Units [Member]	Dec. 31, 2012 Minimum [Member] Deferred Share Units [Member]	Dec. 31, 2012 Encana [Member] CAD	Dec. 31, 2011 Encana [Member] CAD	Dec. 31, 2012 Encana [Member] Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2011 Encana [Member] Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2010 Encana [Member] Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2012 Encana [Member] Performance Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2011 Encana [Member] Performance Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2010 Encana [Member] Performance Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2012 Encana [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2011 Encana [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2010 Encana [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2011 Encana [Member] Performance Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2010 Encana [Member] Performance Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2012 Encana [Member] Performance Share Units [Member] USD ($)	Dec. 31, 2011 Encana [Member] Performance Share Units [Member] USD ($)	Dec. 31, 2010 Encana [Member] Performance Share Units [Member] USD ($)	Dec. 31, 2012 Encana [Member] Deferred Share Units [Member] USD ($)	Dec. 31, 2011 Encana [Member] Deferred Share Units [Member] USD ($)	Dec. 31, 2010 Encana [Member] Deferred Share Units [Member] USD ($)	Dec. 31, 2012 Encana [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2011 Encana [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2010 Encana [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2012 Encana [Member] Restricted Cash Plan [Member] USD ($)	Dec. 31, 2011 Encana [Member] Restricted Cash Plan [Member] USD ($)	Dec. 31, 2010 Encana [Member] Restricted Cash Plan [Member] USD ($)	Dec. 31, 2012 Cenovus [Member] CAD	Dec. 31, 2011 Cenovus [Member] CAD	Dec. 31, 2012 Cenovus [Member] Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2011 Cenovus [Member] Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2010 Cenovus [Member] Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2012 Cenovus [Member] Performance Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2011 Cenovus [Member] Performance Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2010 Cenovus [Member] Performance Tandem Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2012 Cenovus [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2011 Cenovus [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2010 Cenovus [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2012 Cenovus [Member] Performance Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2011 Cenovus [Member] Performance Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2010 Cenovus [Member] Performance Stock Appreciation Rights [Member] USD ($)	Dec. 31, 2012 Pension Benefit [Member] USD ($)	Dec. 31, 2011 Pension Benefit [Member] USD ($)	Dec. 31, 2010 Pension Benefit [Member] USD ($)	Dec. 31, 2012 OPEB [Member] USD ($)	Dec. 31, 2011 OPEB [Member] USD ($)	Dec. 31, 2010 OPEB [Member] USD ($)	Dec. 31, 2012 Domestic Equity [Member]	Dec. 31, 2011 Domestic Equity [Member]	Dec. 31, 2012 Foreign Equity[Member]	Dec. 31, 2011 Foreign Equity[Member]	Dec. 31, 2012 Bonds [Member]	Dec. 31, 2011 Bonds [Member]	Dec. 31, 2012 Real Estate And Other [Member]	Dec. 31, 2011 Real Estate And Other [Member]
Compensation Plans [Line Items]
First Percent Of Rights Granted To Become Exercisable After One Year	30.00%
Years After Rights Granted First Portion Of Rights Become Exercisable	1 year
Additional Percentage Of Rights Granted Are Exercisable After Two Years	30.00%
Years After Grant Date Additional 30 percent Granted Vest	2 years
Years After Grand Date Rights Become Fully Exercisable	3 years										3 years		3 years	3 years
Years After Grant Date Rights Expire	5 years
DSU Expiration Date												December 15
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													3 years
Fair Value Assumptions, Risk Free Interest Rate																	1.14%	0.97%																								1.14%	0.97%
Fair Value Assumption Dividend Yield																	4.07%	4.19%																								2.64%	2.36%
Fair Value Assumptions, Weighted Average Volatility Rate																	30.51%	31.59%																								30.18%	32.48%
Fair Value Assumptions, Expected Term																	1 year 6 months	2 years																								6 months	10 months 24 days
Share Price																	19.66	18.89																								33.29	33.83
Allocated Share-based Compensation Expense	$ 33,000,000	$ 14,000,000	$ 27,000,000	$ 13,000,000	$ 8,000,000	$ 12,000,000	$ 20,000,000	$ 6,000,000	$ 15,000,000
TotalCompensationCosts	47,000,000	28,000,000	38,000,000							0									6,000,000	(4,000,000)	(29,000,000)	(1,000,000)	(12,000,000)	(18,000,000)	7,000,000	(5,000,000)	6,000,000	(4,000,000)	(4,000,000)	12,000,000	15,000,000	15,000,000	2,000,000	5,000,000	0	25,000,000	15,000,000	0	18,000,000	6,000,000	0			(1,000,000)	6,000,000	32,000,000	(2,000,000)	14,000,000	24,000,000	(1,000,000)	3,000,000	5,000,000	0	5,000,000	7,000,000
Share Based Compensation Arrangement By Share Based Payment Award Performance Measure Period											3 years
Maximum Multiplication Of Original Performance Stock Units Granted May Be Awarded											2
Compensation Costs Recorded for Equity-Settled Transactions	5,000,000		2,000,000
Conversion Percentage Of High Performance Results Awards Into Deferred Share Units															50.00%	25.00%
Restricted Share Unit To Common Share Convertible Conversion Ratio	1												1
Percent Of Restricted Cash Plan Payable After Each Anniversary Of The Grant Date	33.33%
Average Remaining Service Period Of Active Participates In Plan In Years																																																								5 years			11 years
Pension and Other Postretirement Benefit Expense				55,000,000	60,000,000	49,000,000	13,000,000	14,000,000	12,000,000																																															50,000,000	57,000,000	46,000,000	18,000,000	17,000,000	15,000,000
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Pension Cost, Net of Tax	11,000,000	7,000,000	5,000,000
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Transition Asset (Obligation), Recognized in Net Periodic Benefit Cost, Net of Tax	(2,000,000)	41,000,000	7,000,000
Estimated Net Actuarial Loss And Net Prior Service Costs For The Plans That Will Be Amortized From Accumulated Other Comprehensive Income Into Net Benefit Plan Expense	15,000,000
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	9,000,000
Percent Of Pension Plan Assets Invested																																																														37.00%	36.00%	26.00%	25.00%	30.00%	33.00%	7.00%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.75%																																																							6.75%	6.75%	6.75%
Defined Benefit Plan, Actual Return on Plan Assets	26,000,000	6,000,000																																																						26,000,000	6,000,000
Accumulated Benefit Obligation	437,000,000	414,000,000																																																						332,000,000	319,000,000		105,000,000	95,000,000
Paid in surplus	$ 10,000,000	$ 5,000,000